united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22638

Arrow Investments Trust

(Exact name of registrant as specified in charter)

6100 Chevy Chase Drive, Suite 100 Laurel MD 20707

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 7/31

Date of reporting period: 4/30/15

Item 1. Schedule of Investments.

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2015
Shares		Value
	COMMON STOCKS - 21.2%
	ADVERTISING - 0.1%
591	Alliance Data Systems Corp.	$ 175,710

	AIRLINES - 0.8%
12,779	American Airlines Group, Inc.	617,034
14,184	Delta Air Lines, Inc.	633,174
15,613	Southwest Airlines Co.	633,263
		1,883,471
	APPAREL - 0.8%
19,706	Nike, Inc.	1,947,741

	BEVERAGES - 0.8%
10,631	Brown-Forman Corp.	959,235
8,398	Constellation Brands, Inc. *	973,664
		1,932,899
	BIOTECHNOLOGY - 0.8%
1,639	Alexion Pharmaceuticals, Inc. *	277,368
1,726	Amgen, Inc.	272,553
748	Biogen, Inc. *	279,700
2,476	Celgene Corp. *	267,556
2,709	Gilead Sciences, Inc. *	272,282
604	Regeneron Pharmaceuticals, Inc. *	276,306
2,240	Vertex Pharmaceuticals, Inc. *	276,147
		1,921,912
	BUILDING MATERIALS - 0.4%
36,567	Masco Corp.	968,660

	CHEMICALS - 0.8%
3,469	Ecolab, Inc.	388,459
3,369	International Flavors & Fragrances, Inc.	386,593
1,783	PPG Industries, Inc.	395,041
1,394	Sherwin-Williams Co.	387,532
2,828	Sigma-Aldrich Corp.	392,866
		1,950,491
	COMMERCIAL SERVICES - 1.1%
2,087	Automatic Data Processing, Inc.	176,435
1,984	MasterCard, Inc.	178,977
35,085	Robert Half International, Inc.	1,945,463
4,655	Total System Services, Inc.	184,152
8,732	Western Union Co.	177,085
		2,662,112
	COMPUTERS - 0.9%
2,147	Apple, Inc.	268,697
2,737	Computer Sciences Corp.	176,400
10,386	EMC Corp.	279,487
8,461	Hewlett-Packard Co.	278,959
7,672	NetApp, Inc.	278,110
4,077	SanDisk Corp.	272,914
4,760	Seagate Technology PLC	279,507
2,864	Western Digital Corp.	279,927
		2,114,001
Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2015
Shares		Value
	DIVERSIFIED FINANCIAL SERVICES - 0.1%
2,679	Visa, Inc.	$ 176,948

	ELECTRONICS -1.6%
16,150	Allegion PLC	987,572
20,729	Garmin Ltd.	936,744
28,789	TE Connectivity Ltd.	1,915,908
		3,840,224
	FOOD - 0.8%
14,099	Kroger Co.	971,562
20,095	Whole Foods Market, Inc.	959,737
		1,931,299
	HEALTHCARE - PRODUCTS - 0.3%
2,805	Henry Schein, Inc. *	384,565
8,233	Patterson Cos, Inc.	386,581
		771,146
	HEALTHCARE - SERVICES - 1.5%
3,565	Aetna, Inc.	380,992
2,547	Anthem, Inc.	384,419
2,978	Cigna Corp.	371,178
8,623	HCA Holdings, Inc. *	638,188
2,174	Humana, Inc.	360,014
13,119	Tenet Healthcare Corp. *	627,875
3,345	UnitedHealth Group, Inc.	372,633
5,381	Universal Health Services, Inc.	629,308
		3,764,607
	HOME FURNISHINGS - 1.1%
6,820	Harman International Industries, Inc.	889,192
10,691	Whirlpool Corp.	1,877,340
		2,766,532
	HOUSEWARES - 0.8%
50,169	Newell Rubbermaid, Inc.	1,912,944

	MEDIA - 1.6%
24,106	Cablevision Systems Corp.	481,638
8,321	Comcast Corp.	480,621
5,368	DIRECTV *	486,904
3,102	Time Warner Cable, Inc.	482,423
5,778	Time Warner, Inc.	487,721
14,228	Twenty-First Century Fox, Inc.	484,890
6,900	Viacom, Inc.	479,205
4,468	Walt Disney Co.	485,761
		3,869,163
	OFFICE & BUSINESS EQUIPMENT- 0.1%
15,217	Xerox Corp.	174,995

	PHARMACEUTICALS - 0.5%
3,451	AmerisourceBergen Corp.	394,449
4,342	Cardinal Health,Inc.	366,204
1,721	McKesson Corp.	384,471
		1,145,124
Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2015
Shares		Value
	REAL ESTATE - 0.8%
50,870	CBRE Group, Inc. *	$ 1,950,356

	REITS - 0.7%
15,522	HCP, Inc.	625,381
8,681	Health Care REIT, Inc.	625,206
8,759	Ventas, Inc.	603,495
		1,854,082
	RETAIL - 2.3%
7,867	AutoNation, Inc. *	484,214
710	AutoZone, Inc. *	477,589
7,074	CarMax, Inc. *	481,810
9,636	CVS Health Corp.	956,758
8,881	Home Depot, Inc.	950,089
13,690	Lowe's Cos, Inc.	942,693
2,179	O'Reilly Automotive, Inc. *	474,652
11,429	Walgreens Boots Alliance, Inc.	947,807
		5,715,612
	SOFTWARE - 1.0%
33,228	Electronic Arts, Inc. *	1,930,215
2,778	Fidelity National Information Services, Inc.	173,597
2,251	Fiserv, Inc. *	174,678
3,627	Paychex, Inc.	175,511
		2,454,001
	TRANSPORTATION - 1.5%
13,335	CSX Corp.	481,260
4,678	Kansas City Southern	479,449
4,713	Norfolk Southern Corp.	475,306
20,046	Ryder System, Inc.	1,911,587
4,565	Union Pacific Corp.	484,940
		3,832,542

	TOTAL COMMON STOCKS (Cost $51,892,085)	51,716,572

	EXCHANGE TRADED FUNDS - 72.1%
	DEBT FUNDS - 25.7%
293,888	iShares 7-10 Year Treasury Bond ETF	31,601,777
387,277	Vanguard Short-Term Bond ETF	31,125,452
		62,727,229
	EQUITY FUNDS - 30.3%
169,470	iShares Cohen & Steers REIT ETF	16,125,071
267,911	Vanguard Growth ETF	28,813,828
273,804	Vanguard Mid-Cap Growth ETF	29,258,695
		74,197,594
	FOREIGN INDEX FUNDS - 16.1%
173,162	iShares China Large-Cap ETF	8,888,406
432,501	iShares MSCI Belgium Capped ETF	7,547,142
329,543	iShares MSCI Hong Kong ETF	7,839,828
105,670	iShares MSCI South Africa ETF	7,469,812
468,889	iShares MSCI Taiwan ETF	7,708,535
		39,453,723

	TOTAL EXCHANGE TRADED FUNDS (Cost $159,921,264)	176,378,546
Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2015
Shares		Value
	SHORT-TERM INVESTMENTS - 5.7%
	MONEY MARKET FUNDS - 5.7%
13,634,625	Fidelity Institutional Money Market Fund - Money Market Portfolio - Institutional Class	$ 13,634,625
	to yield 0.00% **
433,156	Fidelity Institutional Money Market Fund - Money Market Portfolio - Class I	433,156
	to yield 0.00% ** ++
	TOTAL SHORT-TERM INVESTMENTS (Cost $14,067,781)	14,067,781

	TOTAL INVESTMENTS - 99.0% (Cost $225,881,130) (a)	$ 242,162,899
	OTHER ASSETS LESS LIABILITIES - 1.0%	2,401,290
	NET ASSETS - 100.0%	$ 244,564,189

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $225,987,675 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 16,364,010
	Unrealized Depreciation:	(188,786)
	Net Unrealized Appreciation:	$ 16,175,224
* Non-Income producing security.
** Money market fund; interest rate reflects seven-day effective yield on April 30, 2015.
++ All or a portion of this investment is a holding of the ADWAB Fund Limited.

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2015

FUTURES CONTRACTS
Long			Underlying Face	Unrealized
Contracts	Open Long Futures Contracts ++ ^	Expiration	Amount at Value	Gain / (Loss) +
144	Dollar Index Future	Jun-15	$ 13,638,816	$ (726,812)
Net Unrealized Loss from Open Long Futures Contracts				$ (726,812)

++ All or a portion of these contracts are holdings of the Arrow ADWAB Fund Limited.
^ All collateral for open futures contracts consists of cash included as Deposits with brokers on the Consolidated Statement of Assets and Liabilities.
+ The amount represents fair value derivative instruments subject to currency risk exposure as of April 30, 2015

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options and futures contracts listed on a securities exchange or board of trade  for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Futures Contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The notional value of the derivative instruments outstanding as of April 30, 2015 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as April 30, 2015 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 51,716,572	$ -	$ -	$ 51,716,572
Exchange Traded Funds	176,378,546	-	-	176,378,546
Short-Term Investments	14,067,781	-	-	14,067,781
Total	$ 242,162,899	$ -	$ -	$ 242,162,899
Liabilities	Level 1	Level 2	Level 3	Total
Variation Margin-Open Futures Contracts	$ -	726,812	$ -	$ 726,812
Total	$ -	$ 726,812	$ -	$ 726,812

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Consolidation of Subsidiaries – Arrow DWA Balanced Fund ("ADBF") with ADWAB Fund Limited CFC ("ADB-CFC") – The Consolidated Portfolio of Investments includes the accounts of ADB-CFC, a wholly-owned and controlled subsidiary.   All inter-company accounts and transactions have been eliminated in consolidation.

ADBF may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with ADBF's investment objectives and policies.

ADB-CFC utilizes commodity based derivative products to facilitate ADBF's pursuit of its investment objective.   In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, ADBF may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the ADBF Prospectus.

A summary of the ADBF's investments in the CFC is as follows:
	Inception Date of CFC	CFC Net Assets at April 30, 2015	% of Fund Net Assets at April 30, 2015
ADB-CFC	12/5/12	$1,542,424	0.63%

Arrow DWA Tactical Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2015
Shares	Value

	EXCHANGE TRADED FUNDS - 90.1%
	EQUITY FUNDS - 90.1%
490,678	Consumer Staples Select Sector SPDR Fund	$ 23,734,095
490,914	First Trust Large Cap Core AlphaDEX Fund	22,901,138
507,803	Health Care Select Sector SPDR Fund	36,399,319
260,132	iShares Cohen & Steers REIT ETF	24,751,560
303,927	iShares US Real Estate ETF	22,946,488
255,351	SPDR Dow Jones REIT ETF	22,726,239
615,941	Technology Select Sector SPDR Fund	26,226,768
229,816	Vanguard Growth ETF	24,716,711
220,764	Vanguard Mid-Cap Growth ETF	23,590,841
	TOTAL EXCHANGE TRADED FUNDS (Cost $205,916,952)	227,993,159

	SHORT-TERM INVESTMENT - 10.0%
	MONEY MARKET FUND - 10.0%
25,292,470	Fidelity Institutional Money Market Fund - Money Market Portfolio - Class I to yield 0.00%* + (Cost $25,292,470)	25,292,470

	TOTAL INVESTMENTS - 100.1% (Cost $231,209,422) (a)	$ 253,285,629
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(150,684)
	NET ASSETS - 100.0%	$ 253,134,945

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $231,215,091 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 24,634,951
	Unrealized Depreciation:	(2,564,413)
	Net Unrealized Appreciation:	$ 22,070,538

* Money market fund; interest rate reflects seven-day effective yield on April 30, 2015.
+ All or a portion of this investment is a holding of the ADWAT Fund Limited.

Arrow DWA Tactical Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2015

FUTURES CONTRACTS
Long			Underlying Face	Unrealized
Contracts	Open Long Futures Contracts ++ ^	Expiration	Amount at Value	Gain / (Loss) +
244	Dollar Index Future	Jun-15	$ 23,110,216	$ (1,083,649)
Net Unrealized Loss from Open Long Futures Contracts				$ (1,083,649)

++ All or a portion of this investment is a holding of the ADWAT Fund Limited.
^ All collateral for open futures contracts consists of cash included as Deposits with brokers on the Consolidated Statement of Assets and Liabilities.
+ The amount represents fair value derivative instruments subject to currency risk exposure as of April 30, 2015

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options and futures contracts listed on a securities exchange or board of trade  for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Futures Contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The notional value of the derivative instruments outstanding as of April 30, 2015 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as April 30, 2015 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 227,993,159	$ -	$ -	$ 227,993,159
Short-Term Investments	25,292,470	-	-	25,292,470
Total	$ 253,285,629	$ -	$ -	$ 253,285,629
Liabilities	Level 1	Level 2	Level 3	Total
Variation Margin-Open Futures Contracts	$ -	1,083,649	$ -	$ 1,083,649
Total	$ -	$ 1,083,649	$ -	$ 1,083,649

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Consolidation of Subsidiaries – Arrow DWA Tactical Fund ("ADTF") with ADWAT Fund Limited CFC ("ADT-CFC") – The Consolidated Portfolio of Investments includes the accounts of ADT-CFC, a wholly-owned and controlled subsidiary.   All inter-company accounts and transactions have been eliminated in consolidation.

ADTF may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with ADTF's investment objectives and policies.

ADT-CFC utilizes commodity based derivative products to facilitate ADTF's pursuit of its investment objective.   In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, ADTF may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the ADTF Prospectus.

A summary of the ADTF's investments in the CFC is as follows:
	Inception Date of CFC	CFC Net Assets at April 30, 2015	% of Fund Net Assets at April 30, 2015
ADT-CFC	12/12/11	$315,010	0.12%

Arrow Alternative Solutions Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2015
Shares		Value
	EXCHANGE TRADED FUND - 49.6%
	DEBT EXCHANGE TRADED FUND - 49.6%
150,592	iShares iBoxx $ High Yield Corporate Bond ETF (Cost $13,728,150)	$ 13,702,366

	SHORT-TERM INVESTMENTS - 45.4%
	MONEY MARKET FUNDS - 3.8%
13,147	Fidelity Institutional Money Market Fund - Money Market Portfolio - Select Class	13,147
	to yield 0.00% * ++
1,026,307	Fidelity Institutional Money Market Fund - Money Market Portfolio - Class I	1,026,307
	to yield 0.00% *
		1,039,454
Principal ($)
	U.S. TREASURY - 41.6% **
4,000,000	United States Treasury Bill, due 5/21/2015, 0.015%	3,999,982
7,500,000	United States Treasury Bill, due 6/11/2015, 0.010%	7,499,957
		11,499,939

	TOTAL SHORT-TERM INVESTMENTS (Cost $12,539,393)	12,539,393

	TOTAL INVESTMENTS - 95.0% (Cost $26,267,543) (a)	$ 26,241,759
	OTHER ASSETS LESS LIABILITIES - 5.0%	1,377,179
	NET ASSETS - 100.0%	$ 27,618,938

(a) Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is $26,280,660 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ -
	Unrealized Depreciation:	(38,901)
	Net Unrealized Depreciation:	$ (38,901)

* Money market fund; interest rate reflects seven-day effective yield on April 30, 2015.
** Interest rate represents discount rate at time of purchase.
++ All or a portion of this investment is a holding of the Northern Lights SPC.

Arrow Alternative Solutions Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2015

FUTURES CONTRACTS
Short			Underlying Face	Unrealized
Contracts	Open Short Futures Contracts ^	Expiration	Amount at Value	Gain / (Loss)	Underlying
(37)	US Ultra Bond	Jun-15	$ (6,086,500)	$ -	##
Net Unrealized Gain from Short Futures Contracts				$ -	-

Unrealized Appreciation/Depreciation
CREDIT DEFAULT SWAP CONTRACTS ^
June 2020, Credit Default Swap to Sell Protection (1) - CXP.HY.524A4 Maturity 6/20/20 - Counterparty Goldman Sachs, to receive fixed interest of 5% (Notional Amount $8,000,000)(3)
	Unrealized Appreciation from Credit Default Swap Contracts			$ 32,063	(2)

LONG INDEX RATE SWAP CONTRACTS ++ ^

Proprietary Index July 2017,  Long Custom Managed Futures Index Swap- Deutsche Bank AG, to receive the appreciation of the index vs the depreciation of the index plus 1% per annum, Federal Fund rate plus 30bps (Notional Amount $98,879)

	Unrealized Depreciation from Long Interest Rate Swap Contracts			$ (1,065)

			Net Unrealized Appreciation on Swap Contracts	$ 30,998

++ All or a portion of this investment is a holding of the Northern Lights SPC.
^ All collateral for open futures/swaps contracts consists of cash included as Deposits with brokers on the Consolidated Statement of Assets and Liabilities.

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising of the referenced index.

(2) Consists of premium paid of $507,289 and current asset value of $539,352. The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liablity (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occuring as defined under the terms of the agreement.

(3) The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The following is a summary of the unrealized gain/(loss) of the derivative instruments utilized by the Fund as of April 30, 2015 categorized by risk exposure:
Risk Exposure Category	Unrealized Gain/(Loss) at 4/30/2015
Credit Default Swap	$ 32,063
Mixed: Commodity, interest, credit, foreign exchange and equity contracts	(1,065)
Total	$ 30,998

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options and futures contracts listed on a securities exchange or board of trade  for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Swap Agreements – The Fund is subject to interest price risk in the normal course of pursuing its investment objective. The Fund may hold equities subject to interest price risk. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day.   Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments.   The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of its current obligation under any swap transaction.

Futures Contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

The notional value of the derivative instruments outstanding as of April 30, 2015 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as April 30, 2015 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 13,702,366	$ -	$ -	$ 13,702,366
Open Swap Contracts	32,063	-	-	32,063
Short-Term Investments	1,039,454	11,499,939	-	12,539,393
Total	$ 14,773,883	$ 11,499,939	$ -	$ 26,273,822
Liabilities	Level 1	Level 2	Level 3	Total
Open Swap Contracts	$ -	$ 1,065	$ -	$ 1,065
Total	$ -	$ 1,065	$ -	$ 1,065

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Consolidation of Subsidiaries – Arrow Alternative Solutions Fund ("AASF") with Northern Lights SPC ("AAS-CFC") – The Consolidated Portfolio of Investments includes the accounts of AAS-CFC, a wholly-owned and controlled subsidiary.   All inter-company accounts and transactions have been eliminated in consolidation.

AASF may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with AASF's investment objectives and policies.

AAS-CFC utilizes commodity based derivative products to facilitate AASF's pursuit of its investment objective.   In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, AASF may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the AASF Prospectus.

A summary of the AASF's investments in the CFC is as follows:
	Inception Date of CFC	CFC Net Assets at April 30, 2015	% of Fund Net Assets at April 30, 2015
AASF-CFC	12/12/11	$70,027	0.25%

Arrow Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2015
Principal ($)		Value
	SHORT-TERM INVESTMENTS - 92.4%
	U.S. TREASURY - 82.2%*
4,000,000	United States Treasury Bills due 5/21/2015, 0.020%	$ 3,999,983
250,000	United States Treasury Bills due 6/11/2015, 0.020%	250,000
		4,249,983
Shares
	MONEY MARKET FUND - 10.2%
525,653	Fidelity Institutional Money Market Fund - Money Market Portfolio - Class I	525,653
	to yield 0.00% ** ++

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,775,636)	4,775,636

	TOTAL INVESTMENTS - 92.4% (Cost $4,775,636) (a)	$ 4,775,636
	OTHER ASSETS LESS LIABILITIES - 7.6%	391,806
	NET ASSETS - 100.0%	$ 5,167,442

(a) Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is $4,775,636 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ -
	Unrealized Depreciation:	-
	Net Unrealized Appreciation:	$ -

* Interest rate represents discount rate at time of purchase.
** Money market fund; interest rate reflects seven-day effective yield on April 30, 2015.
++ All or a portion of this investment is a holding of the Arrow MFS Fund Limited.

Arrow Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2015

	FUTURES CONTRACTS
Long			Underlying Face	Unrealized
Contracts	Open Long Futures Contracts ^	Expiration	Amount at Value	Gain / (Loss)
3	Gasoline RBOB ++	Oct-15	$ 230,353	$ 21
	Net Unrealized Gain from Open Long Futures Contracts			$ 21

Short			Underlying Face	Unrealized
Contracts	Open Short Futures Contracts ^	Expiration	Amount at Value	Gain / (Loss)
(1)	Australian Dollar Future	Sep-15	(78,580)	$ (3,115)
(1)	Canadian Dollar	Sep-15	(82,580)	(3,726)
(3)	Cocoa ++	Sep-15	(87,870)	(30)
(1)	Coffee ++	Sep-15	(52,556)	11,081
(2)	Copper Future ++	Sep-15	(144,300)	(11,904)
(10)	Corn ++	Dec-15	(191,750)	(125)
(14)	Crude Oil Future ++	Oct-15	(870,940)	(122,780)
(3)	Euro FX Future	Sep-15	(423,000)	2,296
(3)	Gold ++	Oct-15	(355,260)	(60)
(7)	Lumber Future ++	Sep-15	(196,427)	19,651
(19)	Natural Gas ++	Oct-15	(543,970)	(9,758)
(3)	NY Harbor ULSD Future ++	Oct-15	(254,646)	(28,886)
(1)	Platinum Future ++	Oct-15	(57,100)	2,355
(2)	Silver ++	Sep-15	(161,920)	(145)
(2)	Soybean ++	Sep-15	(95,875)	567
(2)	Wheat ++	Sep-15	(48,375)	125
(21)	World Sugar #11 ++	Oct-15	(319,872)	30,309
	Net Unrealized Loss from Open Short Futures Contracts			$ (114,145)

	Net Unrealized Loss from Open Futures Contracts			$ (114,124)

++ All or a portion of these contracts are holdings of the Arrow MFS Fund Limited.
^ All collateral for open futures contracts consists of cash included as Deposits with brokers on the Consolidated Statement of Assets and Liabilities.

The following is a summary of the unrealized gain/(loss) of the derivative instruments utilized by the Fund as of April 30, 2015 categorized by risk exposure:
Risk Exposure Category		Unrealized Gain/(Loss) at 4/30/2015
Commodity contracts		$ (109,579)
Foreign exchange contracts		(4,545)
Total		$ (114,124)

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options and futures contracts listed on a securities exchange or board of trade  for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Futures Contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The notional value of the derivative instruments outstanding as of April 30, 2015 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as April 30, 2015 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Short-Term Investments	$ 525,653	$ 4,249,983	$ -	$ 4,775,636
Total	$ 525,653	$ 4,249,983	$ -	$ 4,775,636
Liabilities	Level 1	Level 2	Level 3	Total
Variation Margin-Open Futures Contracts	$ 114,124		$ -	$ 114,124
Total	$ 114,124	$ -	$ -	$ 114,124

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Consolidation of Subsidiaries – Arrow Managed Futures Strategy Fund ("AMFSF") with Arrow MFT Fund Limited ("AMFS-CFC") – The Consolidated Portfolio of Investments includes the accounts of AMFS-CFC, a wholly-owned and controlled subsidiary.   All inter-company accounts and transactions have been eliminated in consolidation.

AMFSF may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with AMFTF's investment objectives and policies.

AMFSF-CFC utilizes commodity based derivative products to facilitate AMFSF's pursuit of its investment objective.   In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, AMFTF may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the AMFTF Prospectus.

A summary of the AMFTF's investments in the CFC is as follows:
	Inception Date of CFC	CFC Net Assets at April 30, 2015	% of Fund Net Assets at April 30, 2015
AMFSF-CFC	11/6/09	$858,960	16.62%

Arrow Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2015
Shares		Value
	EXCHANGE TRADED NOTE - 2.1%
	COMMODITY - 2.1%
4,150	iPath Bloomberg Commodity Index Total Return ETN * (Cost $116,673)	$ 122,425

Principal ($)	SHORT-TERM INVESTMENTS - 80.2%
	U.S. TREASURY - 74.3%**
2,500,000	United States Treasury Bills due 5/21/2015, 0.020%	2,499,989
1,750,000	United States Treasury Bills due 6/11/2015, 0.020%	1,750,000
		4,249,989
Shares
	MONEY MARKET FUND - 5.9%
336,944	Fidelity Institutional Money Market Fund - Money Market Portfolio - Class I	336,944
	to yield 0.00% *** ++

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,586,933)	4,586,933

	TOTAL INVESTMENTS - 82.3% (Cost $4,703,606) (a)	$ 4,709,358
	OTHER ASSETS LESS LIABILITIES - 17.7%	1,009,796
	NET ASSETS - 100.0%	$ 5,719,154

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $4,705,766 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 3,592
	Unrealized Depreciation:	-
	Net Unrealized Appreciation:	$ 3,592
* Non-Income producing security.
** Interest rate represents discount rate at time of purchase.
++ All or a portion of this investment is a holding of the ACT Fund Limited.
*** Money market fund; interest rate reflects seven-day effective yield on April 30, 2015

Arrow Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2015

	FUTURES CONTRACTS
Long			Underlying Face	Unrealized
Contracts	Open Long Futures Contracts ++ ^	Expiration	Amount at Value	Gain / (Loss) +
7	Cocoa	Dec-15	$ 203,980	$ (10,950)
6	Coffee	Dec-15	324,113	(153,169)
7	Copper Future	Dec-15	505,488	(43,975)
6	Corn	Dec-15	115,050	(3,550)
7	Cotton	Dec-15	233,240	(7,762)
7	Crude Oil	Dec-15	441,490	(189,680)
7	Gasoline RBOB	Dec-15	522,144	57,704
7	Gold	Dec-15	829,570	(61,530)
6	Lean Hogs	Dec-15	164,760	1,017
7	Live Cattle	Dec-15	421,330	15,883
7	Natural Gas Future	Mar-16	221,900	(65,720)
6	NY Harbor ULSD Future	Dec-15	516,222	43,817
6	Silver	Dec-15	487,230	(78,533)
7	Soybean Future	Nov-15	333,288	(28,287)
7	Wheat Future	Dec-15	175,788	(37,887)
7	World Sugar # 11	Mar-16	115,326	(35,846)

	Net Unrealized Loss from Open Futures Contracts			$ (598,468)

++ All or a portion of these contracts are holdings of the ACT Fund Limited.
^ All collateral for open futures/swaps contracts consists of cash included as Deposits with brokers on the Consolidated Statement of Assets and Liabilities.
+ The amount represents fair value derivative instruments subject to commodity risk exposure as of April 30, 2015

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options and futures contracts listed on a securities exchange or board of trade  for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

In unusual circumstances, instead of valuing securities in the usual manner, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly.    The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Futures Contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The notional value of the derivative instruments outstanding as of April 30, 2015 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of April 30, 2015 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Note	$ 122,425	$ -	$ -	$ 122,425
Short-Term Investments	336,944	4,249,989	-	4,586,933
Total	$ 459,369	$ 4,249,989	$ -	$ 4,709,358
Liabilities	Level 1	Level 2	Level 3	Total
Variation Margin-Open Futures Contracts	$ 598,468		$ -	$ 598,468
Total	$ 598,468	$ -	$ -	$ 598,468

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Consolidation of Subsidiaries – Arrow Commodity Stategy Fund ("ACS") with ACT Fund Limited ("ACS-CFC") – The Consolidated Portfolio of Investments includes the accounts of ACS-CFC, a wholly-owned and controlled subsidiary.   All inter-company accounts and transactions have been eliminated in consolidation.

ACS may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with ACS's investment objectives and policies.

ACS-CFC utilizes commodity based derivative products to facilitate ACS's pursuit of its investment objective.   In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, ACS may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the ACS Prospectus.

A summary of the ACS's investments in the CFC is as follows:
	Inception Date of CFC	CFC Net Assets at April 30, 2015	% of Fund Net Assets at April 30, 2015
ACS-CFC	1/3/11	$1,061,497	18.56%

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow Investments Trust

By (Signature and Title)

*/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 6/26/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 6/26/15

By (Signature and Title)

*/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 6/26/15